INCOME TAXES - Loss carry-forwards/ tax credits (Details) CAD in Thousands	Dec. 31, 2015 CAD
Canada. | Capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	CAD 1,171,000
Canada. | Non-capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	361,000
United States | Net operating losses
Loss carryforwards and tax credits
Amount of loss carryforward	748,000
United States | Alternative minimum tax credits
Loss carryforwards and tax credits
Tax credit carryforward	CAD 117,000